Equity-Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity-Method Investments [Abstract]
Summary of financial information for all investments that are accounted for using the equity-method of accounting

	December 31,
	2011	2010
Current Assets	$229,516	$104,241
Noncurrent assets	1,305,514	487,136

Total assets	$1,535,030	$591,377

Current liabilities	$202,465	$49,587
Noncurrent liabilities	797,031	197,672

Total liabilities	$999,496	$247,259

	Years Ended December 31,
	2011	2010	2009
Revenues	$468,140	$204,935	$245,092
Cost of sales	181,433	80,525	110,101

Gross profit	$286,707	$124,410	$134,991

Income (loss) from continuing operations	$95,581	$(8,016)	$(10,024)